Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group entities [Member]
Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments		$ (45,542)	$ (44,196)	$ (24,428)
Fee and commission income and expenses		176,603	157,236	134,404
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]	233,651	(690,780)	(751,605)
Other operating income and expenses		964	1,311	552
Key personnel compensation and expenses
Administrative and other expenses		(95,561)	(78,435)	(66,895)
Associates entities [Member]
Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments		1,471	(13)	51
Fee and commission income and expenses		87,987	86,581	25,445
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]		(47,993)	187,300
Other operating income and expenses		(734)	(619)	(525)
Key personnel compensation and expenses
Administrative and other expenses		(1,120)	(82,771)	(54,953)
Key Personnel [Member]
Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments		1,717	4,198	1,905
Fee and commission income and expenses		250	261	202
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]		(217)
Other operating income and expenses
Key personnel compensation and expenses		(43,941)	(32,739)	(36,579)
Administrative and other expenses
Other [Member]
Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments		(41)	79	9
Fee and commission income and expenses		24	15	11
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]		27
Other operating income and expenses
Key personnel compensation and expenses
Administrative and other expenses

[1]	Primarily relates to derivative contracts used to financial hedge of exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.